Share Based Compensation (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Sep. 30, 2023	Jun. 30, 2026	Jun. 30, 2025
Share Based Compensation (Details) [Line Items]
Share-based compensation expense		$ 0	$ 0
2023 Equity Incentive Plan [Member]
Share Based Compensation (Details) [Line Items]
Shares issued	870,000
Class A Ordinary Shares [Member] | 2023 Equity Incentive Plan [Member]
Share Based Compensation (Details) [Line Items]
Shares issued	1,150,000